Share-based payments (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Weighted average fair value of options granted during the year			$ 2.58
Weighted average fair value of option granted1			3.97
Weighted average fair value of option granted maximum			$ 3.98
Weighted average fair value of option granted percentage minimum			72.50%
Weighted average fair value of option granted percentage maximum			75.00%
Risk free interest rate P minimum			0.0050
Weighted average fair value of option granted2	$ 6.37	$ 7.72	$ 6.38
Weighted average remaining contractual life of outstanding share options	4 years 9 months 10 days	4 years 9 months 18 days	5 years 8 months 12 days
Vested	50,403	44,849	33,437
Unvested	12,125	28,169	46,146
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Range of exercise prices remaining at year end	28.65%	45.07%	51.96%
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Range of exercise prices remaining at year end	32.63%	28.20%	28.58%
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Range of exercise prices remaining at year end	38.72%	26.73%	19.46%